Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus
2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia
Retirement 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045
Fund (the “Funds”)

Supplement dated November 16, 2011 to the prospectuses dated June 29, 2011

Columbia Retirement Plus 2010 Fund | Class Z Shares
Columbia Retirement Plus 2010 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2010 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2010 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			1.27%
Acquired fund fees and expenses			0.70%
Total annual fund operating expenses			1.97%
Less: Fee waiver/expense reimbursement	[2]		(1.27%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.70%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2010 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	72	364	820	2,089

Columbia Retirement Plus 2015 Fund | Class Z Shares
Columbia Retirement Plus 2015 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2015 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2015 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.54%
Acquired fund fees and expenses			0.72%
Total annual fund operating expenses			1.26%
Less: Fee waiver/expense reimbursement	[2]		(0.54%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.72%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2015 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	74	290	586	1,430

Columbia Retirement Plus 2020 Fund | Class Z Shares
Columbia Retirement Plus 2020 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2020 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2020 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.51%
Acquired fund fees and expenses			0.74%
Total annual fund operating expenses			1.25%
Less: Fee waiver/expense reimbursement	[2]		(0.51%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.74%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2020 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	76	293	587	1,424

Columbia Retirement Plus 2025 Fund | Class Z Shares
Columbia Retirement Plus 2025 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2025 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2025 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.43%
Acquired fund fees and expenses			0.76%
Total annual fund operating expenses			1.19%
Less: Fee waiver/expense reimbursement	[2]		(0.43%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.76%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2025 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	78	291	570	1,370

Columbia Retirement Plus 2030 Fund | Class Z Shares
Columbia Retirement Plus 2030 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2030 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2030 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.45%
Acquired fund fees and expenses			0.77%
Total annual fund operating expenses			1.22%
Less: Fee waiver/expense reimbursement	[2]		(0.45%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.77%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2030 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	79	296	582	1,401

Columbia Retirement Plus 2035 Fund | Class Z Shares
Columbia Retirement Plus 2035 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2035 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2035 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.57%
Acquired fund fees and expenses			0.77%
Total annual fund operating expenses			1.34%
Less: Fee waiver/expense reimbursement	[2]		(0.57%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.77%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2035 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	79	309	623	1,516

Columbia Retirement Plus 2040 Fund | Class Z Shares
Columbia Retirement Plus 2040 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2040 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2040 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.75%
Acquired fund fees and expenses			0.77%
Total annual fund operating expenses			1.52%
Less: Fee waiver/expense reimbursement	[2]		(0.75%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.77%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2040 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	79	329	684	1,686

Columbia Retirement Plus 2045 Fund | Class Z Shares
Columbia Retirement Plus 2045 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2045 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2045 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.84%
Acquired fund fees and expenses			0.78%
Total annual fund operating expenses			1.62%
Less: Fee waiver/expense reimbursement	[2]		(0.84%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.78%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R , 0.25% for Class R4 and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2045 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	80	342	719	1,782